ORDINARY SHARE (Detail Textual) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Aug. 05, 2017	Jul. 30, 2017
Common Stock, Shares, Issued		14,333,334	13,333,334	13,333,334
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares, Outstanding	14,333,334	14,333,334	13,333,334	13,333,334
Stock Issued During Period, Shares, New Issues		79,094
Common Stock, Value, Issued		$ 14,333	$ 13,333
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable		$ 80,000
Common Stock [Member]
Common Stock, Shares, Issued	1,000,000	14,333,334
Shares Issued, Price Per Share	$ 0.08
Common Stock, Par or Stated Value Per Share	$ 0.001
Stock Issued During Period, Shares, New Issues	14,333,334	1,000
Common Stock, Value, Issued		$ 1,000,000